UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7062

PACIFIC GLOBAL FUND INC. D/B/A PACIFIC ADVISORS FUND INC.
(Exact name of registrant as specified in charter)

101 NORTH BRAND BOULEVARD, SUITE 1950 GLENDALE, CALIFORNIA		91203
(Address of principal executive offices)		(Zip code)

GEORGE A. HENNING 101 N. BRAND BLVD., SUITE 1950 GLENDALE, CA 91203
(Name and address of agent for service)

Registrant's telephone number, including area code:		818-242-6693

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1.        Schedule of Investments (filed herewith).

Statement of Investments

as of March 31, 2006 (unaudited)

Pacific Advisors Government Securities Fund

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
COMMON STOCK
INFORMATION TECHNOLOGY SYSTEMS: SOFTWARE			2.03

4,000	MICROSOFT	108,840
		108,840	2.03
TELECOMMUNICATION SERVICES			1.23
INTG TELECOMM SRVCS
5,000	CITIZENS COMMUNICATIONS CO.	66,350
		66,350	1.23
UTILITIES			2.19
ELECTRIC UTILITIES
4,000	PPL CORPORATION	117,600
		117,600	2.19
TOTAL COMMON STOCK (Cost: $262,790)		292,790	5.45

US GOVT SECURITIES			83.70
US GOVERNMENT AGENCY
US GOVERNMENT AGENCY
500,000	FED HOME LN MTG CORP 5.00% 12/23/11	489,427
250,000	FED HOME LN MTG CORP 5.00% 12/29/11	244,706
25,000	FED HOME LN MTG CORP 5.00% 01/17/12	24,464
100,000	FED HOME LN MTG CORP 5.25% 04/25/12	98,452
100,000	FED HOME LN MTG CORP 5.05% 04/27/12	97,912
150,000	FED HOME LN MTG CORP 5.15% 02/20/13	146,427
50,000	FED HOME LN MTG CORP 5.20% 05/09/13	48,968
100,000	FED HOME LN MTG CORP 5.33% 09/03/13	98,240
100,000	FED HOME LN MTG CORP 5.45% 08/09/13	98,679
50,000	FED HOME LN MTG CORP 5.25% 02/18/14	48,862
250,000	FED HOME LN MTG CORP 5.50% 09/22/14	246,123
50,000	FED HOME LN MTG CORP 5.50% 12/30/14	49,202
65,000	FED HOME LN MTG CORP 5.35% 01/27/15	63,678
45,000	FED HOME LN MTG CORP 5.35% 02/05/15	44,064
150,000	FED HOME LN MTG CORP 6.125% 12/01/15	149,737
50,000	FED HOME LN MTG CORP 4.75% 12/15/17	48,583
70,000	FED HOME LOAN BANK 4.30% 05/05/09	68,229
37,500	FED HOME LOAN BANK 4.55% 05/26/09	36,753
100,000	FED HOME LOAN BANK 5.23% 09/01/11	98,446
115,000	FED HOME LOAN BANK 5.35% 05/09/12	113,045
100,000	FED HOME LOAN BANK 6.00% 09/28/12	99,750
180,000	FED HOME LOAN BANK 5.09% 10/22/12	175,518
44,912	FED HOME LOAN BANK 5.24% 12/17/12	43,981
550,909	FED HOME LOAN BANK 5.35% 12/24/12	541,315
100,000	FED HOME LOAN BANK 5.30% 12/03/13	97,676
100,000	FED NATL MTG ASSOC. 5.00% 12/08/11	97,672
30,000	FED NATL MTG ASSOC. 5.625% 02/28/12	29,772
50,000	FED NATL MTG ASSOC. 5.00% 03/23/12	48,386
48,000	FED NATL MTG ASSOC. 5.375% 08/23/12	47,243
200,000	FED NATL MTG ASSOC. 5.25% 12/26/12	196,059
535,000	FED NATL MTG ASSOC. 5.25% 01/28/13	524,178
50,000	FED NATL MTG ASSOC. 5.25% 01/28/13	48,966
75,000	FED NATL MTG ASSOC. 5.00% 02/27/13	72,780
50,000	FED NATL MTG ASSOC. 5.125% 02/27/13	48,740
112,000	FED NATL MTG ASSOC. 5.75% 11/07/17	109,356
		4,495,389	83.70
TOTAL US GOVT SECURITIES (Cost: $4,582,017)		4,495,389	83.70

1

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
PREFERRED STOCK
FINANCIALS			1.90
LIFE/HEALTH INSUR
4,000	METLIFE INC. 6.50% PFD*	102,320
		102,320	1.90
TOTAL PREFERRED STOCK (Cost: $100,000)		102,320	1.90

SHORT TERM INVESTMENTS
MONEY MARKET			8.32
446,926	UMB MONEY MARKET FIDUCIARY	446,926
		446,926	8.32
TOTAL SHORT TERM INVESTMENTS (Cost: $446,926)		446,926	8.32

TOTAL INVESTMENTS (Cost: $5,391,733)		5,337,425	99.37

OTHER ASSETS LESS LIABILITIES		33,728	0.63

TOTAL NET ASSETS		5,371,153	100.00

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

2

Statement of Investments

as of March 31, 2006 (unaudited)

Pacific Advisors Income and Equity Fund

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			0.78
DISTRIBUTORS
1,000	GENUINE PARTS CO	43,830
		43,830	0.40

HOME IMPROVEMENT
1,000	HOME DEPOT, INC.	42,300
		42,300	0.38

CONSUMER STAPLES			1.65
HOUSEHOLD PRODUCTS
2,000	PROCTER & GAMBLE CO.	115,240
		115,240	1.04
PACKAGED FOODS/MEATS
2,000	MCCORMICK	67,720
		67,720	0.61
ENERGY			8.29
OIL & GAS DRILLING
1,000	ENCANA	46,730
1,000	ULTRA PETROLEUM*	62,310
		109,040	0.98
INTEGRATED OIL & GAS
2,000	BRITISH PETROLEUM	137,880
2,000	CONOCOPHILLIPS	126,300
3,000	MARATHON OIL CORP	228,510
1,000	OCCIDENTAL PETROLEUM	92,650
		585,340	5.28
OIL&GAS REF/MKT/TRAN
2,000	EL PASO ENERGY CORPORATION	24,100
		24,100	0.22
OIL & GAS EXPLR/PROD
1,000	APACHE CORP.	65,510
1,000	BURLINGTON RESOURCES INC.	91,910
1,000	XTO ENERGY INC.	43,570
		200,990	1.81
FINANCIALS			10.36
DIVERSIFIED BANKS
4,000	BANK OF AMERICA	182,160
2,000	WACHOVIA CORP	112,100
		294,260	2.65
REGIONAL BANKS
1,000	WILMINGTON TRUST CO	43,350
		43,350	0.39
MULTI LINE INSURANCE
2,000	AMERICAN INT’L GROUP INC.	132,180
		132,180	1.19
PROPERTY & CAS INSUR
500	CHUBB CORP.	47,720
12,500	HOSPITALITY PROPERTIES	545,875
		593,595	5.36

1

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
THRIFTS&MTG FINANCE
2,000	WASHINGTON MUTUAL	85,240
		85,240	0.77
HEALTH CARE			3.13
HEALTH CARE EQUIP
1,984	BOSTON SCIENTIFIC CO*	45,731
		45,731	0.41
PHARMACEUTICALS
3,000	JOHNSON & JOHNSON	177,660
5,000	PFIZER INC.	124,600
		302,260	2.72
INDUSTRIALS			4.43
AEROSPACE & DEFENSE
2,000	HONEYWELL INTERNATIONAL INC.	85,540
		85,540	0.77
CONSTRUCTION & MACH
1,500	CATEPILLAR	107,715
		107,715	0.97
INDUSTRIAL CONGLOMER
7,000	GENERAL ELECTRIC	243,460
2,000	TYCO INTERNATIONAL LTD.	53,760
		297,220	2.69
INFORMATION TECHNOLOGY			1.23
SYSTEMS: SOFTWARE
5,000	MICROSOFT	136,050
		136,050	1.23
MATERIALS			1.01
DIVERSIFIED CHEMICAL
1,000	E.I. DUPONT DE NEMOURS & CO.	42,210
		42,210	0.38
SPECIALTY CHEMICALS
2,000	INT. FLAVORS AND FRAGRANCES	68,640
		68,640	0.63
TELECOMMUNICATION SERVICES			1.44
INTG TELECOMM SRVCS
1,000	AT&T, INC	27,040
10,000	CITIZENS COMMUNICATIONS CO.	132,700
		159,740	1.44
UTILITIES			1.77
MULTI UTILITIES/POWR
1,000	DOMINION RESOURCES	69,030
1,000	DUKE ENERGY CORP.	29,150
1,000	MDU RESOURCES GROUP	33,450
1,000	PUBLIC SERVICE ENTERPRISE GROUP INC	64,040
		195,670	1.77
TOTAL COMMON STOCK (Cost: $3,498,150)		3,777,961	34.09

CORPORATE BONDS

CONSUMER DISCRETIONARY			9.73
BROADCAST & CABLE TV
519,000	LIBERTY MEDIA CORP 7.75% 07/15/09	544,854
		544,854	4.91

2

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
GENL MERCHANDISE STR
281,000	DAYTON HUDSON CO. 8.60% 01/15/12	324,576
		324,576	2.93
HOTELS, RESORTS
203,000	MARRIOTT CORP 9.375% 06/15/07	209,039
		209,039	1.89
CONSUMER STAPLES			4.96
BREWERS
165,000	ANHEUSER-BUSCH 7.125% 07/01/17	170,253
		170,253	1.54
HYPERMKTS/SUPER CTRS
50,000	WAL-MART STORES 8.00% 09/15/06	50,580
		50,580	0.46
PACKAGED FOODS/MEATS
323,000	GERBER PRODUCTS 9.00% 10/15/06	327,681
		327,681	2.96
ENERGY			5.68
INTEGRATED OIL & GAS
381,000	OCCIDENTAL PETROLEUM 10.125% 09/15/09	437,997
170,000	TEXACO CAPITAL 8.625% 06/30/10	191,603
		629,600	5.68
FINANCIALS			7.55
CONSUMER FINANCE
150,000	GENL MOTORS ACCEPT CORP 6.125% 09/15/06	149,308
		149,308	1.35
DIVERSIFIED FINANCL
50,000	GENERAL ELECTRIC CAP 8.875% 05/15/09	54,768
65,000	GENERAL ELECTRIC CAP 10/01/53	64,600
371,000	GENERAL ELECTRIC CAP 8.125% 05/15/12	420,010
		539,378	4.86
LIFE/HEALTH INSUR
85,000	TRANSAMERICA CORP. 9.375% 03/01/08	90,464
		90,464	0.82
SPECIALIZED FINANCE
58,000	ASSOCIATES CORP. NA 7.35% 05/15/06	58,150
		58,150	0.52
INDUSTRIALS			0.83
RAILROADS & TRUCKING
90,000	NORFOLK SOUTHERN CRP 7.40% 09/15/06	90,957
		90,957	0.82
MATERIALS			0.22
DIVERSIFIED CHEMICAL
25,000	DOW CHEMICAL CO. 5.60% 11/15/09	24,739
		24,739	0.22
TELECOMMUNICATION SERVICES			7.32
INTG TELECOMM SRVCS
85,000	BELLSOUTH CAP 6.04% 11/15/26	85,327
429,835	BELLSOUTH TELECOMMUN 6.30% 12/15/15	434,834
100,000	GTE CALIFORNIA INC. 5.50% 01/15/09	98,540
135,000	SBC COMMUNICATIONS 7.39% 05/24/10	142,370
50,000	WISCONSIN BELL 6.35% 12/01/26	50,270
		811,341	7.32

3

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
UTILITIES			6.12
ELECTRIC UTILITIES
255,000	COMMMONWEALTH EDISON 8.00% 05/15/08	267,800
		267,800	2.41
GAS UTILITIES
150,000	PIEDMONT NATURAL GAS 7.80% 09/29/10	162,397
		162,397	1.47
MULTI UTILITIES/POWR
119,000	POTOMAC ELEC. POWER 5.875% 10/15/08	119,968
128,000	PUB SVC ELEC & GAS 6.25% 01/01/07	128,861
		248,829	2.24
TOTAL CORPORATE BOND (Cost: $4,867,923)		4,699,946	42.41

CONVERTIBLE CORPORATE BONDS
FINANCIALS			1.13
DIVERSIFIED BANKS
125,000	BARCLAYS BANK PLC 7.00% 06/22/06	125,000
		125,000	1.13
TOTAL CONVERTIBLE CORPORATE BONDS (Cost: $125,000)		125,000	1.13

US GOVT SECURITIES
US GOVERNMENT AGENCY			13.60
US GOVERNMENT AGENCY
100,000	FED HOME LN MTG CORP 5.05% 12/08/08	99,616
100,000	FED HOME LN MTG CORP 4.125% 09/01/09	96,508
250,000	FED HOME LN MTG CORP 4.125% 09/01/09	246,123
200,000	FED HOME LN MTG CORP 5.00% 12/23/11	195,771
50,000	FED HOME LN MTG CORP 5.00% 09/10/12	48,762
33,000	FED HOME LN MTG CORP 5.125% 03/10/14	32,114
50,000	FED HOME LN MTG CORP 6.125% 12/01/15	49,912
100,000	FED HOME LOAN BANK 5.25% 06/15/09	99,375
100,000	FED HOME LOAN BANK 5.25% 10/27/10	98,745
50,000	FED HOME LOAN BANK 5.375% 09/07/12	49,218
130,000	FED HOME LOAN BANK 5.05% 02/14/13	126,442
100,000	FED NATL MTG ASSOC. 5.00% 01/27/12	97,545
100,000	FED NATL MTG ASSOC. 5.00% 03/23/12	96,773
75,000	FED NATL MTG ASSOC. 5.00% 03/11/13	72,580
100,000	FED NATL MTG ASSOC. 5.50% 11/17/14	98,142
		1,507,626	13.60
TOTAL US GOVT SECURITIES (Cost: $1,536,584)		1,507,626	13.60

PREFERRED STOCK
FINANCIALS			4.62
DIVERSIFIED BANKS
2,000	BAC TRUST VIII 6.00% PFD	47,680
5,000	HSBC HOLDINGS PLC 6.20% PFD A	122,650
		170,330	1.54
REGIONAL BANKS
4,000	FIRST BANCORP PUERTO RICO 7.40% PFD C	97,160
		97,160	0.88
LIFE/HEALTH INSUR
3,000	METLIFE INC. 6.50% PFD	76,740
2,500	PHOENIX COMPANIES INC. 7.45% 01/15/32 PFD	62,600
		139,340	1.25

4

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
REAL ESTATE INV TRST
3,700	PRICE LEGACY CORP. 6.82% PFD A	54,205
		54,205	0.49
INVESTMENT BANK/BRKG
2,000	MERRILL LYNCH PFD 6.375% PFD	50,920
		50,920	0.46
TOTAL PREFERRED STOCK (Cost: $529,028)		511,955	4.62

SHORT TERM INVESTMENTS
MONEY MARKET			3.46
383,060	UMB MONEY MARKET FIDUCIARY	383,060
		383,060	3.46
TOTAL SHORT TERM INVESTMENTS (Cost: $383,060)		383,060	3.46

TOTAL INVESTMENTS (Cost: $10,939,745)		11,005,548	99.31

OTHER ASSETS LESS LIABILITIES		77,966	0.69

TOTAL NET ASSETS		11,083,514	100.00

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

5

Statement of Investments

as of March 31, 2006 (unaudited)

Pacific Advisors Balanced Fund

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
COMMON STOCK
CONSUMER DISCRETIONARY			5.50
ADVERTISING
30,000	INTERPUBLIC GROUP*	286,800
		286,800	0.69
BROADCAST & CABLE TV
10,000	CBS CORP.*	239,800
7,200	LIBERTY GLOBAL*	147,384
7,200	LIBERTY GLOBAL C*	142,200
		529,384	1.27
MOVIES/ENTERTAINMENT
10,000	DISNEY	278,900
45,000	LIBERTY MEDIA GROUP*	369,450
18,000	TIME WARNER	302,220
3,750	VIACOM INC*	145,350
		1,095,920	2.64
SPECIALTY STORES
10,000	MICHAELS STORES INC	375,800
		375,800	0.90
CONSUMER STAPLES			2.08
SOFT DRINKS
9,000	CADBURY SCHWEPPES	360,000
12,000	COCA-COLA	502,440
		862,440	2.08
ENERGY			12.24
OIL & GAS EQUIP/SERV
12,000	COOPER CAMERON*	528,960
5,000	GRANT PRIDECO*	214,200
		743,160	1.78
INTEGRATED OIL & GAS
12,000	BRITISH PETROLEUM	827,280
8,000	CONOCOPHILLIPS	505,200
		1,332,480	3.20
OIL&GAS REF/MKT/TRAN
30,000	WILLIAMS COMPANIES INC.	641,700
		641,700	1.54
OIL & GAS EXPLR/PROD
20,000	DEVON ENERGY CORP.	1,223,400
15,000	SUNCOR ENERGY INC	1,155,300
		2,378,700	5.72
FINANCIALS			12.35
DIVERSIFIED BANKS
35,000	BANCO LATINAMERICANO DE EXPORTACIONES	595,350
		595,350	1.43
DIVERSIFIED COML SRV
15,000	GATX CORPORATION	619,350
16,000	H & R BLOCK	346,400
		965,750	2.32
MULTI LINE INSURANCE
5	BERKSHIRE HATHAWAY INC. - CL A*	451,750
1,000	WHITE MOUNTAIN INSUR	594,500
		1,046,250	2.52

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
LIFE/HEALTH INSUR
7,500	METLIFE, INC.	362,775
		362,775	0.87
PROPERTY & CAS INSUR
4,000	CHUBB CORP.	381,760
		381,760	0.92
REAL ESTATE INV TRST
7,158	PROLOGIS	382,953
		382,953	0.92
SPECIALIZED FINANCE
10,000	MOODYS CORPORATION	714,600
		714,600	1.72
THRIFTS&MTG FINANCE
6,000	FED HOME LN MTG ASSOC.	366,000
7,500	WASHINGTON MUTUAL	319,650
		685,650	1.65
HEALTH CARE			8.72
HEALTH CARE EQUIP
12,000	PERKIN ELMER	281,640
		281,640	0.68
HEALTH CARE SUPPLIES
16,000	CAMBREX CORP	312,640
20,000	INVERNESS MEDICAL INNOVATIONS INC*	574,600
		887,240	2.13
PHARMACEUTICALS
15,000	BRISTOL-MYERS SQUIBB CO.	369,150
7,500	JOHNSON & JOHNSON	444,150
15,000	MYLAN LABORATORIES INC	351,000
10,000	PAR PHARMACEUTICAL INC.*	281,800
25,000	PFIZER INC.	623,000
8,000	WYETH	388,160
		2,457,260	5.91
INDUSTRIALS			6.13
AEROSPACE & DEFENSE
7,500	BOEING COMPANY	584,475
15,000	CUBIC CORP.	359,100
		943,575	2.26
COMMERCIAL PRINTING
5,000	R H DONNELLEY CORP*	291,150
		291,150	0.70
AIR FREIGHT/SHIPPING
5,000	UNITED PARCEL SERV.	396,900
		396,900	0.95
INDUSTRIAL CONGLOMER
15,000	GENERAL ELECTRIC	521,700
15,000	TYCO INTERNATIONAL LTD.	403,200
		924,900	2.22
INFORMATION TECHNOLOGY			7.16
APPLICATION SOFTWARE
10,000	REYNOLDS & REYNOLDS	284,000
		284,000	0.68
COMMUNICATIONS EQUIP
100,000	LUCENT TECHNOLOGIES	305,000
30,000	NOKIA CORP - ADR A	621,600
		926,600	2.22

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
COMPUTER STORAGE/PER
10,000	SANDISK CORP.*	575,200
		575,200	1.38
DATA PROCESSING SRV
8,000	AUTOMATIC DATA PROCESSING	365,440
		365,440	0.88
ELECTRONIC EQ MANUF
20,000	FARO TECHNOLOGIES*	285,000
		285,000	0.69
SYSTEMS: SOFTWARE
20,000	MICROSOFT	544,200
		544,200	1.31
MATERIALS			6.45
FOREST PRODUCTS
16,024	RAYONIER INC.	730,534
		730,534	1.76
DIVERSIFD METAL/MNG
4,000	RIO TINTO PLC	828,000
		828,000	1.99
SPECIALTY CHEMICALS
10,000	CABOT MICRO ELECTRONICS INC.*	371,000
		371,000	0.89
STEEL
8,000	RELIANCE STEEL	751,360
		751,360	1.81
UTILITIES			2.35
ELECTRIC UTILITIES
10,000	ALLETE INC.	466,000
		466,000	1.12
MULTI UTILITIES/POWR
17,500	DUKE ENERGY CORP.	510,125
		510,125	1.23
TOTAL COMMON STOCK (Cost: $16,771,702)		26,201,596	62.98

CORPORATE BONDS
CONSUMER DISCRETIONARY			1.18
AUTO PARTS & EQUIP
100,000	BORG WARNER 8.00% 10/01/19	113,338
130,000	DANA CORP 6.5% 03/01/09	101,400
		214,738	0.51
HOME FURNISHINGS
110,000	WHIRLPOOL CORP 9.10% 02/01/08	115,960
		115,960	0.28
GENL MERCHANDISE STR
141,000	DAYTON HUDSON CO. 8.60% 01/15/12	162,865
		162,865	0.39
CONSUMER STAPLES			4.10
DISTILLERS & VINTNER
310,000	SEAGRAMS & SONS 7% 4/15/08	311,075
		311,075	0.75

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
FOOD : RETAIL
371,000	SAFEWAY INC 9.30%02/01/07	380,733
200,000	SAFEWAY INC. 7% 09/15/07	204,133
		584,866	1.41
PACKAGED FOODS/MEATS
794,000	GERBER PRODUCTS 9.00% 10/15/06	805,507
		805,507	1.94
ENERGY			5.45
INTEGRATED OIL & GAS
501,000	ATLANTIC RICHFIELD 9.125% 03/01/11	579,513
782,000	OCCIDENTAL PETROLEUM 10.125% 09/15/09	898,986
199,000	PHILLIPS PETE 7.125% 03/15/28	203,194
		1,681,693	4.04
OIL&GAS REF/MKT/TRAN
289,000	KINDER MORGAN 6.50% 09/01/13	294,794
		294,794	0.71
OIL & GAS EXPLR/PROD
190,000	DEVON ENERGY COR 10.125% 11/15/09	216,804
75,000	HUSKY OIL LTD. 7.125% 11/15/06	75,739
		292,543	0.70
FINANCIALS			5.30
CONSUMER FINANCE
155,000	BENEFICIAL CORP. 8.40% 05/15/08	163,937
		163,937	0.39
DIVERSIFIED FINANCL
269,000	GENERAL ELECTRIC CAP 8.125% 05/15/12	304,536
450,000	JOHN DEERE CAPITAL 3.63% 05/25/07	441,671
		746,207	1.79
FINANCIAL SERVICES,
505,000	NATIONAL RURAL UTIL 5.70%01/15/10	509,794
		509,794	1.23
LIFE/HEALTH INSUR
325,000	TRANSAMERICA CORP. 9.375% 03/01/08	345,894
		345,894	0.83
PROPERTY & CAS INSUR
435,000	OLD REPUBLIC INTL 7.00% 06/15/07	440,839
		440,839	1.06
HEALTH CARE			2.44
HEALTH CARE SUPPLIES
520,000	BAUSCH & LOMB 7.125% 08/01/2028	533,155
380,000	MALLINCKRODT 6.50% 11/15/07	383,904
		917,059	2.20
MANAGED HEALTH CARE
100,000	CIGNA CORP. 7.40% 05/15/07	101,915
		101,915	0.24
INFORMATION TECHNOLOGY			0.26
COMPUTER HARDWARE
100,000	DIGITAL EQUIPMENT 7.75% 04/01/23	107,903
		107,903	0.26
INDUSTRIALS			0.29
INDUSTRIAL
119,000	CATERPILLAR INC. 9.00% 04/15/06	119,113
		119,113	0.29

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets
TELECOMMUNICATION SERVICES			4.03
INTG TELECOMM SRVCS
487,710	BELLSOUTH TELECOMMUN 6.30% 12/15/15	493,383
120,000	GTE NORTHWEST 7.875% 06/01/26	121,566
657,000	GTE SOUTH INC. 6.125% 06/15/07	660,144
400,000	GTE SOUTH INC. 6.00% 02/15/08	400,340
		1,675,433	4.03
UTILITIES			3.12
ELECTRIC UTILITIES
240,000	CAROLINA POWER&LIGHT 6.80% 08/15/07	244,186
100,000	KENTUCKY UTILITIES 7.92% 05/15/07	102,336
		346,522	0.84
MULTI UTILITIES/POWR
75,000	BALTIMORE GAS & ELEC 7.50% 01/15/07	76,177
200,000	FLORIDA PWR & LT 6.0% 06/01/08	202,495
250,000	NORTHWESTERN CORP 7.00% 08/15/23	253,125
150,000	POTOMAC ELEC. POWER 6.25% 10/15/07	151,742
55,000	POTOMAC ELEC. POWER 6.50% 03/15/08	56,054
155,000	POTOMAC ELEC. POWER 5.875% 10/15/08	156,261
49,281	RELIANT ENER MID ATL 9.237% 07/02/17	54,455
		950,309	2.28
TOTAL CORPORATE BOND (Cost: $11,129,853)		10,888,966	26.17

US GOVT SECURITIES
US GOVERNMENT AGENCY			0.47
US GOVERNMENT AGENCY
200,000	FED HOME LOAN BANK 4.46% 10/28/09	194,938
		194,939	0.47
TOTAL US GOVT SECURITIES (Cost: $200,000)		194,938	0.47

SHORT TERM INVESTMENTS
MONEY MARKET			1.06
SHORT-TERM
439,394	UMB MONEY MARKET FIDUCIARY	439,394
		439,394	1.06
US TREASURY BILL			9.17
800,000	US TREASURY BILL 08/24/06	785,558
3,100,000	US TREASURY BILL 09/28/06	3,029,853
		3,815,411	9.17
TOTAL SHORT TERM INVESTMENTS (Cost: $4,254,145)		4,254,805	10.23

TOTAL INVESTMENTS (Cost: $32,355,700)		41,540,305	99.85

OTHER ASSETS LESS LIABILITIES		63,346	0.15

TOTAL NET ASSETS		41,603,651	100.00

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

Statement of Investments

as of March 31, 2006 (unaudited)

Pacific Advisors Growth Fund

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			0.60
HOME IMPROVEMENT
500	HOME DEPOT, INC.	21,150
		21,150	0.60
ENERGY			27.26
OIL & GAS DRILLING
1,000	ENCANA	46,730
1,000	ULTRA PETROLEUM *	62,310
		109,040	3.08
OIL & GAS EQUIP/SERV
1,500	CARBO CERAMICS INC.	85,365
1,000	FMC TECHNOLOGIES *	51,220
5,000	MITCHAM INDUSTRIES INC. *	83,200
		219,785	6.21
INTEGRATED OIL & GAS
1,000	BRITISH PETROLEUM	68,940
400	EXXON MOBIL CORP.	24,344
2,000	MARATHON OIL CORP	152,340
1,000	OCCIDENTAL PETROLEUM	92,650
		338,274	9.56
OIL & GAS EXPLR/PROD
2,000	APACHE CORP.	131,020
1,000	BURLINGTON RESOURCES INC.	91,910
1,000	CHESAPEAKE ENERGY CORP.	31,410
1,000	XTO ENERGY INC.	43,570
		297,910	8.41
FINANCIALS			1.63
REGIONAL BANKS
1,500	EAST WEST BANCORP, INC.	57,825
		57,825	1.63
HEALTH CARE			23.65
HEALTH CARE EQUIP
500	BECTON DICKINSON	30,790
2,000	ST. JUDE MEDICAL INC *	82,000
2,000	ZIMMER HOLDINGS INC. *	135,200
		247,990	7.00
MANAGED HEALTH CARE *
5,000	AMERICA SVC GROUP *	65,150
1,000	UNITED HEALTH GROUP INC.	55,860
2,000	WELLPOINT *	154,860
		275,870	7.79
HEALTH CARE SERVICES
2,500	CAREMARK RX INC. *	122,950
1,000	QUEST DIAGNOSTICS, INC.	51,300
		174,250	4.92
PHARMACEUTICALS
1,200	JOHNSON & JOHNSON	71,064
3,100	NATURE’S SUNSHINE	38,750
1,200	PFIZER INC.	29,904
		139,718	3.94
INDUSTRIALS			12.95

1

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets

AEROSPACE & DEFENSE
1,000	BOEING COMPANY	77,930
1,000	HONEYWELL INTERNATIONAL INC.	42,770
		120,700	3.41
CONSTRUCTION & MACH
2,000	CHICAGO BRIDGE&IRON	48,000
		48,000	1.36
INDUSTRIAL MACHINERY
1,000	ITT INDUSTRIES	56,220
		56,220	1.59
BUILDING PRODUCTS
2,000	ELKCORP	67,500
		67,500	1.90
INDUSTRIAL CONGLOMER
4,000	GENERAL ELECTRIC	139,120
1,000	TYCO INTERNATIONAL LTD.	26,880
		166,000	4.69
INFORMATION TECHNOLOGY			11.38
APPLICATION SOFTWARE
2,000	INTERVOICE INC *	17,220
		17,220	0.49
COMPUTER STORAGE/PER
1,500	SEAGATE TECHNOLOGY *	39,495
		39,495	1.12
ELECTRONIC EQ MANUF
2,000	ITRON INC. *	119,700
		119,700	3.38
SYSTEMS: SOFTWARE
2,000	MICROSOFT	54,420
2,000	ORACLE CORPORATION *	27,380
		81,800	2.31
COMMUNICATIONS EQUIP
1,500	CISCO SYSTEMS INC. *	32,505
1,500	QUALCOMM INC.	75,915
		108,420	3.06
COMPUTER HARDWARE
200	INTL. BUSINESS MACHINES CORP.	16,494
		16,494	0.47
SEMICONDUCTORS
1,000	INTEL CORPORATION	19,350
		19,350	0.55
MATERIALS			12.06
FOREST PRODUCTS
1,000	LOUISIANA PACIFIC CORP.	27,200
		27,200	0.77
DIVERSIFD METAL/MNG
1,500	BHP BILLITON LTD	59,775
1,500	COMPANHIA VALE DO RIO DOCE	72,795
1,000	PHELPS DODGE CORP.	80,530
		213,100	6.02
SPECIALTY CHEMICALS
4,000	LYONDELL CHEMICAL CO	79,600
		79,600	2.25

2

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets

STEEL
2,000	COMMERCIAL METALS CO	106,980
		106,980	3.02
TELECOMMUNICATION SERVICES			1.87
INTG TELECOMM SRVCS
5,000	CITIZENS COMMUNICATIONS CO.	66,350
		66,350	1.87
TOTAL COMMON STOCK (Cost: $2,699,694)		3,235,941	91.40
SHORT TERM INVESTMENTS
MONEY MARKET			8.82
SHORT-TERM
312,191	UMB MONEY MARKET FIDUCIARY	312,191
		312,191	8.82
TOTAL SHORT TERM INVESTMENTS (Cost: $312,191)		312,191	8.82

TOTAL INVESTMENTS (Cost: $3,011,885)		3,548,132	100.22

OTHER ASSETS LESS LIABILITIES		(7,537)	(0.22)

TOTAL NET ASSETS		3,540,595	100.00

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

3

Statement of Investments

as of March 31, 2006 (unaudited)

Pacific Advisors Multi-Cap Value Fund

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			2.71
HOME IMPROVEMENT
8,000	HOME DEPOT, INC.	338,400
		338,400	2.71
CONSUMER STAPLES			6.06
FOOD
13,500	UNITED NATURAL FOODS *	472,095
		472,095	3.79
HYPERMKTS/SUPER CTRS
6,000	WAL-MART STORES INC.	283,440
		283,440	2.27
ENERGY			19.02
OIL & GAS EQUIP/SERV
20,000	MITCHAM INDUSTRIES INC. *	332,800
		332,800	2.67
INTEGRATED OIL & GAS
6,000	CHEVRONTEXACO CORP	347,820
6,000	MARATHON OIL CORP	457,020
4,000	ROYAL DUTCH SHELL A	249,040
		1,053,880	8.46
OIL&GAS REF/MKT/TRAN
18,000	MARITRANS INC.	439,740
		439,740	3.53
OIL & GAS EXPLR/PROD
3,500	APACHE CORP.	229,285
10,000	CHESAPEAKE ENERGY CORP.	314,100
		543,385	4.36
FINANCIALS			13.17
DIVERSIFIED BANKS
8,006	BANK OF AMERICA	364,593
		364,593	2.92
DIVERSIFIED FINANCL
5,000	CITIGROUP INC.	236,150
		236,150	1.89
MULTI LINE INSURANCE
5,000	AMERICAN INT’L GROUP INC.	330,450
		330,450	2.65
INVESTMENT BANK/BRKG
2,500	GOLDMAN SACHS GROUP INC	392,400
		392,400	3.15
THRIFTS&MTG FINANCE
7,500	WASHINGTON MUTUAL	319,650
		319,650	2.56
HEALTH CARE			20.76
BIOTECHNOLOGY
5,500	AMGEN INC. *	400,125
5,500	BIOGEN IDEC *	259,050
		659,175	5.29
HEALTH CARE EQUIP
16,500	BOSTON SCIENTIFIC CO *	380,325
4,200	ZIMMER HOLDINGS INC. *	283,920
		664,245	5.33

1

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets

HEALTH CARE SUPPLIES
16,000	SERLOGICALS CORP. *	391,360
		391,360	3.14
PHARMACEUTICALS
14,000	ENDO PHARMACEUTICALS *	459,340
7,000	JOHNSON & JOHNSON	414,540
		873,880	7.00
INDUSTRIALS			8.58
AEROSPACE & DEFENSE
5,000	HONEYWELL INTERNATIONAL INC.	213,850
		213,850	1.72
BUILDING PRODUCTS
13,000	ELKCORP	438,750
		438,750	3.52
INDUSTRIAL CONGLOMER
15,500	TYCO INTERNATIONAL LTD.	416,640
		416,640	3.34
INFORMATION TECHNOLOGY			26.36
COMPUTER STORAGE/PER
32,500	EMC CORPORATION *	442,975
		442,975	3.55
ELECTRICAL COMPON/EQ
50,000	GRAFTECH INTL. LTD *	305,000
15,000	METROLOGIC INSTRUMTS *	346,950
		651,950	5.23
SYSTEMS: SOFTWARE
12,000	MICROSOFT	326,520
		326,520	2.62
COMMUNICATIONS EQUIP
15,000	CISCO SYSTEMS INC. *	325,050
20,000	LUCENT TECHNOLOGIES *	61,000
8,000	QUALCOMM INC.	404,880
		790,930	6.35
COMPUTER HARDWARE
14,000	DELL COMPUTER CORP. *	416,640
3,750	INTL. BUSINESS MACHINES CORP.	309,263
		725,903	5.82
SEMICONDUCTORS
18,000	INTEL CORPORATION	348,300
		348,300	2.79
TELECOMMUNICATION SERVICES			2.71
INTG TELECOMM SRVCS
12,500	AT&T, INC	338,000
		338,000	2.71
TOTAL COMMON STOCK (Cost: $10,521,779)		12,389,461	99.37

SHORT TERM INVESTMENTS
MONEY MARKET			0.81
SHORT-TERM
100,593	UMB MONEY MARKET FIDUCIARY	100,593
		100,593	0.81
TOTAL SHORT TERM INVESTMENTS (Cost: $100,593)		100,593	0.81

2

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets

TOTAL INVESTMENTS (Cost: $10,622,372)		12,490,054	100.18

OTHER ASSETS LESS LIABILITIES		(22,278)	(0.18)

TOTAL NET ASSETS		12,467,776	100.00

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

3

Statement of Investments

as of March 31, 2006 (unaudited)

Pacific Advisors Small Cap Fund

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets

COMMON STOCK
CONSUMER DISCRETIONARY			9.28
APPAREL - RETAIL
52,000	ASHWORTH, INC. *	516,360
		516,360	1.50
AUTO PARTS & EQUIP
160,000	AMERIGON INC. *	1,243,200
		1,243,200	3.60
HOME FURNISHINGS
52,000	CRAFTMADE INTERNATIONAL INC.	961,480
		961,480	2.79
SPECIALTY STORES
14,000	CONNS INC. *	478,240
		478,240	1.39
CONSUMER STAPLES			3.27
COSMETIC/PERSONAL
30,000	CHATTEM INC. *	1,129,500
		1,129,500	3.27
ENERGY			22.98
OIL & GAS DRILLING
130,000	INFINITY ENERGY RESOURCES INC *	1,010,100
		1,010,100	2.93
OIL & GAS EQUIP/SERV
15,000	KIRBY CORP *	1,021,650
88,000	MATRIX SERVICE COMPANY *	1,010,240
96,000	MITCHAM INDUSTRIES INC. *	1,597,440
57,000	MARITRANS INC.	1,392,510
		5,021,840	14.56
OIL & GAS EXPLR/PROD
26,000	CHESAPEAKE ENERGY CORP.	816,660
34,000	DENBURY RES. INC. *	1,076,780
		1,893,440	5.49
FINANCIALS			12.56
REGIONAL BANKS
24,000	EAST WEST BANCORP, INC.	925,200
57,000	NARA BANK NATIONAL ASSOC.	1,000,350
		1,925,550	5.58
SPECIALIZED FINANCE
49,000	EZCORP INC. *	1,446,480
48,000	FIRST CASH FINANCIAL SERVICES, INC. *	959,520
		2,406,000	6.98
HEALTH CARE			4.26
MANAGED HEALTH CARE
86,000	AMERICA SVC GROUP *	1,120,580
115,000	UNITED AMERICAN HEALTH CARE *	347,300
		1,467,880	4.26
INDUSTRIALS			29.85
AEROSPACE & DEFENSE
22,000	AVIALL INC. *	837,760
		837,760	2.43
BUILDING PRODUCTS
40,000	ELKCORP	1,350,000
		1,350,000	3.91

1

Quantity or			% of
Principal	Description	Current $ Value **	Net Assets

ENVIROMENTAL SERVICE
58,000	AMERICAN ECOLOGY CORPORATION	1,182,040
60,000	TETRA TECH INC *	1,145,400
		2,327,440	6.75
DIVERSIFIED COML SRV
130,000	DARLING INTERNATIONA INC. *	608,400
36,000	MOBILE MINI INC. *	1,113,120
20,000	TEAM INC *	665,200
		2,386,720	6.92
RAILROADS & TRUCKING
33,000	FROZEN FOOD EXPRESSS INDUSTRIES INC. *	344,850
102,000	RAILAMERICA INC. *	1,087,320
30,000	SCS TRANSPORTATION *	873,300
56,000	US XPRESS ENTERPRISE *	1,090,320
		3,395,790	9.84
INFORMATION TECHNOLOGY			7.12
APPLICATION SOFTWARE
85,110	INTERVOICE INC *	732,797
		732,797	2.12
ELECTRICAL COMPON/EQ
12,000	ENCORE WIRE CORP *	406,560
90,000	GRAFTECH INTL. LTD *	549,000
		955,560	2.77
SYSTEMS: SOFTWARE
70,000	TYLER TECHNOLOGIES *	770,000
		770,000	2.23

MATERIALS			7.61
SPECIALTY CHEMICALS
160,000	TERRA INDUSTRIES INC *	1,128,000
		1,128,000	3.27
STEEL
28,000	COMMERCIAL METALS CO	1,497,720
		1,497,720	4.34
TELECOMMUNICATION SERVICES			3.68
INTG TELECOMM SRVCS
75,000	PREMIER GLOBAL *	603,750
78,000	TALK AMERICA HOLDING INC. *	665,340
		1,269,090	3.68
TOTAL COMMON STOCK (Cost: $22,302,230)		34,704,467	100.61

TOTAL INVESTMENTS (Cost: $22,302,230)		34,704,467	100.61

OTHER ASSETS LESS LIABILITIES		(210,050)	(0.61)

TOTAL NET ASSETS		34,494,417	100.00

* Non-income producing.

** The principal amount is stated in U.S. dollars unless otherwise indicated.

2

Item 2.                    Controls and Procedures.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that could significantly affect these controls, including no significant deficiencies or material weaknesses that required corrective action, during the last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.                    Exhibits.

(a)   Certifications required by Item 3(a) of Form N-Q and Rule 30a-2(a) under the Act  (filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Global Fund Inc. d/b/a Pacific Advisors Fund Inc.

By:	/s/ George A. Henning
George A. Henning
Chairman, Pacific Advisors Fund Inc.

Date:	May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George A. Henning
George A. Henning
Chief Executive Officer

Date:	May 26, 2006

By:	/s/ Barbara A. Kelley
Barbara A. Kelley
Chief Financial Officer

Date:	May 26, 2006